Intangible Assets, Net (Details) - Schedule of Future Amortization for the Intangible Assets $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Amortization for the Intangible Assets [Abstract]
2024	$ 613
2025	458
2026	424
2027	397
2028	343
Thereafter	9,925
Total	$ 12,160